Net Loss Per Share Attributable to Common Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Bird Rides [Member]
Net Loss Per Share Attributable to Common Stockholders
Note 10 – Net Loss Per Share Attributable to Common Stockholders
Basic loss per share is computed by dividing net loss attributable to Common Stockholders by the weighted-average number of shares of Common Stock outstanding during the period without consideration for Common Stock equivalents.
Diluted net loss per share attributable to Common Stockholders is computed by dividing net loss by the weighted-average number of shares of Common Stock outstanding during the period and potentially dilutive Common Stock equivalents, including stock options,RSUs, warrants to purchase Senior Preferred Stock, Prime Preferred Stock, and Prior Preferred Stock, shares of Senior Preferred Stock, Prime Preferred Stock, and Prior Preferred Stock, and Founders Preferred Stock, except in cases where the effect of the Common Stock equivalent would be antidilutive. Potential Common Stock equivalents consist of Common Stock issuable upon exercise of stock options and vesting of RSUs using the treasury stock method. Since the Company was in a loss position during the nine months ended September 30, 2021 and 2020, respectively, basic and diluted earnings per share are the same as the effect of the conversion of Redeemable Convertible Preferred Stock and assumed exercise of warrants, stock options, and vesting of RSUs, which is anti-dilutive.
The following table presents the calculation of basic and diluted net loss per share attributable to Common Stockholders (in thousands, except per share amounts):

	Three M onths E nded September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:
Net loss attributable to common stockholders	$(41,808)	$(43,795)	$(170,052)	$(164,094)
Denominator:
Basic and diluted weighted-average shares outstanding	58,157	44,661	55,866	40,118
Loss per share:

Basic and diluted loss per share	$(0.72)	$(0.98)	$(3.04)	$(4.09)
The following outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented (in thousands):

	As of September 30,
	2021	2020
Redeemable convertible preferred stock	—	153,739
Redeemable convertible senior preferred stock	29,234	—
Redeemable convertible prime preferred stock	149,446	—
Exchanged common stock	4,293	—
Founders convertible preferred stock	4,540	4,540
Unvested common stock shares	589	9,121
Stock options	14,755	18,198
Restricted stock units	5,825	—
Warrants to purchase redeemable convertible preferred stock		68
Warrants to purchase redeemable convertible prime preferred stock	68	—
Warrants to purchase redeemable convertible senior preferred stock	3,208	—

Total	211,958	185,666

Note 12 — Net Loss Per Share Attributable to Common Stockholders (As Restated)
As discussed in Note 10, our common stock issued and outstanding has been revised to reflect the appropriate accounting for common stock subject to certain vesting requirements. Accordingly, our calculation of basic and diluted loss per share for the twelve months ended December 31, 2020 and December 31, 2019 has been revised. Our previously reported basic and diluted weighted-average shares outstanding of 50,610 and 39,290, respectively were incorrect and have been restated to 42,483 and 24,054, respectively to reflect the appropriate calculation of weighted-average shares outstanding. Additionally, our previously reported basic and diluted loss per share of $4.11 and $9.86, respectively, were incorrect and have been restated to $4.90 and $16.11, respectively to exclude the shares that were unvested in the periods presented. The consolidated statements of operations have been restated to reflect the adjustments.
Basic loss per share is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period without consideration for common stock equivalents. Diluted net loss per share attributable to common stockholders is computed by dividing net income by the weighted-average number of common shares outstanding during the period and potentially dilutive common stock equivalents, including stock options, restricted stock units, warrants to purchase redeemable convertible preferred stock, redeemable convertible preferred stock, and Founders convertible preferred stock, except in cases where the effect of the common stock equivalent would be antidilutive. Potential common stock equivalents consist of common stock issuable upon exercise of stock options and vesting of restricted stock units using the treasury stock method. For periods of net loss, basic and diluted earnings per share are the same as the effect of the assumed exercise of warrants, stock options, and vesting of restricted stock units is anti-dilutive.
Since the Company was in a loss position for the years ended December 31, 2020 and 2019, basic net loss per share was the same as diluted net income per share for the periods presented. The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2020 and December 31, 2019 (in thousands, number of shares, and per share amounts):

	Years Ended December 31,
	2020	2019
Numerator:
Net loss attributable to common stockholders	$(208,230)	$(387,482)
Denominator:
Basic and diluted weighted-average shares outstanding	42,483	25,054
Loss per share:

Basic and diluted loss per share	$(4.90)	$(16.11)

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Years Ended December 31,
	2020	2019
Redeemable convertible preferred shares	153,739	135,024
Founders Preferred	4,540	4,540
Unvested common stock shares	4,584	13,461
Stock Options	19,242	17,615
Early Exercises of Stock Options	2,866	316
Warrants to purchase redeemable convertible preferred stock	107	310

Total	185,078	171,266